Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communications Equipment (4.2%)
	Cisco Systems Inc.	16,733,330	758,187
	Motorola Solutions Inc.	647,143	108,267
*	Arista Networks Inc.	209,733	40,925
*	F5 Networks Inc.	235,048	34,249
	Juniper Networks Inc.	1,351,828	33,877
*	Ciena Corp.	606,293	23,015
*	Lumentum Holdings Inc.	300,566	22,140
*	Viavi Solutions Inc.	894,591	13,437
*	ViaSat Inc.	155,761	11,448
	Ubiquiti Inc.	53,685	10,587
*	CommScope Holding Co. Inc.	758,722	10,319
*	Acacia Communications Inc.	128,463	8,561
*	EchoStar Corp. Class A	194,317	8,175
*	NetScout Systems Inc.	296,707	7,477
	InterDigital Inc.	121,514	6,902
*	Infinera Corp.	631,021	4,026
	Comtech Telecommunications Corp.	94,388	3,567
	Plantronics Inc.	131,513	3,333
*	Extreme Networks Inc.	471,998	3,318
*	NETGEAR Inc.	121,638	3,054
*	Harmonic Inc.	352,595	2,912
	ADTRAN Inc.	186,725	1,716
*	Calix Inc.	195,028	1,511
*	CalAmp Corp.	130,226	1,366
*,^	Applied Optoelectronics Inc.	73,254	784
*	Ribbon Communications Inc.	213,765	626
*	Casa Systems Inc.	113,641	418
			1,124,197
Electronic Equipment, Instruments & Components (3.9%)
	TE Connectivity Ltd.	1,313,215	121,748
	Amphenol Corp. Class A	1,162,903	120,942
	Corning Inc.	3,052,584	88,647
*	Keysight Technologies Inc.	734,129	78,574
	CDW Corp.	565,757	76,406
*	Zebra Technologies Corp.	211,526	53,080
*	Trimble Inc.	984,238	39,891
	Cognex Corp.	667,100	33,475
	FLIR Systems Inc.	529,604	28,366
*	Arrow Electronics Inc.	325,060	25,888
*	Flex Ltd.	2,013,581	23,901
	Jabil Inc.	538,039	20,897
	SYNNEX Corp.	169,704	20,841
*	IPG Photonics Corp.	145,578	20,685
*	Tech Data Corp.	142,668	20,671
	National Instruments Corp.	489,747	20,628
	Littelfuse Inc.	96,110	17,435
	Dolby Laboratories Inc. Class A	252,101	17,365
	Avnet Inc.	405,255	16,474

*	Coherent Inc.	93,708	14,137
*	Novanta Inc.	137,260	12,790
*	Itron Inc.	138,791	11,114
*	Anixter International Inc.	125,201	10,747
	Vishay Intertechnology Inc.	517,351	10,290
*	II-VI Inc.	333,314	9,729
	Belden Inc.	177,415	9,534
*	Rogers Corp.	72,554	9,433
*	Insight Enterprises Inc.	139,925	9,178
*	Fabrinet	144,056	8,714
*	Plexus Corp.	114,505	8,691
*	Sanmina Corp.	272,077	8,655
*	Knowles Corp.	356,294	7,803
	Badger Meter Inc.	113,812	7,056
*	OSI Systems Inc.	67,671	6,733
*	Fitbit Inc. Class A	890,732	6,200
	KEMET Corp.	215,471	5,757
	Methode Electronics Inc.	145,126	5,400
*	TTM Technologies Inc.	391,813	5,254
	Benchmark Electronics Inc.	139,762	4,818
*	ePlus Inc.	52,875	4,419
	AVX Corp.	199,003	4,050
*	ScanSource Inc.	98,888	3,503
	MTS Systems Corp.	75,503	3,429
	CTS Corp.	121,347	3,323
*	FARO Technologies Inc.	67,775	3,302
	PC Connection Inc.	45,819	2,260
*	nLight Inc.	110,472	2,202
*	Kimball Electronics Inc.	98,163	1,722
*	Vishay Precision Group Inc.	41,068	1,413
*	Arlo Technologies Inc.	288,253	997
	Daktronics Inc.	150,381	926
			1,049,493
IT Services (23.0%)
	Visa Inc. Class A	6,251,190	1,153,407
	Mastercard Inc. Class A	3,529,272	1,031,359
	Accenture plc Class A	2,490,610	501,011
*	PayPal Holdings Inc.	4,369,518	471,952
	International Business Machines Corp.	3,462,883	465,585
	Fidelity National Information Services Inc.	2,397,935	331,275
	Automatic Data Processing Inc.	1,696,332	289,700
*	Fiserv Inc.	2,258,218	262,495
	Global Payments Inc.	1,172,825	212,399
	Cognizant Technology Solutions Corp. Class A	2,159,630	138,454
	Paychex Inc.	1,264,164	108,870
*	FleetCor Technologies Inc.	338,390	103,859
*	Square Inc.	1,339,047	92,555
*	VeriSign Inc.	416,491	79,441
*	Gartner Inc.	352,462	56,556
*	Akamai Technologies Inc.	644,857	56,180
	Broadridge Financial Solutions Inc.	446,793	55,273
*	Okta Inc.	416,564	54,062
	Leidos Holdings Inc.	534,048	48,513
*	Twilio Inc. Class A	451,155	46,595
*	GoDaddy Inc. Class A	691,711	45,916
	Jack Henry & Associates Inc.	301,150	45,757
*	EPAM Systems Inc.	214,412	45,423

	Western Union Co.	1,657,284	44,548
	Booz Allen Hamilton Holding Corp. Class A	548,121	39,881
	DXC Technology Co.	1,024,279	38,236
*	Black Knight Inc.	584,368	36,821
*	WEX Inc.	169,158	34,023
*	Euronet Worldwide Inc.	212,858	33,459
*	MongoDB Inc.	164,008	24,388
	Sabre Corp.	1,069,860	23,997
*	CACI International Inc. Class A	97,248	23,273
	MAXIMUS Inc.	249,414	18,619
	Alliance Data Systems Corp.	170,927	18,274
	Science Applications International Corp.	203,018	17,328
	KBR Inc.	553,314	16,472
	Perspecta Inc.	571,242	15,755
*	CoreLogic Inc.	313,271	12,979
*	LiveRamp Holdings Inc.	251,224	12,584
*	ExlService Holdings Inc.	133,567	9,324
	ManTech International Corp. Class A	104,776	8,128
	EVERTEC Inc.	238,985	7,748
	CSG Systems International Inc.	128,998	7,377
*	Cardtronics plc Class A	150,448	6,352
*	Verra Mobility Corp. Class A	402,952	6,032
	NIC Inc.	261,698	5,938
*	Sykes Enterprises Inc.	155,143	5,452
*	Perficient Inc.	128,427	5,430
*	Virtusa Corp.	111,822	4,997
*	Conduent Inc.	702,080	4,753
*	Evo Payments Inc. Class A	141,399	3,969
	Switch Inc.	214,050	3,373
*	Carbonite Inc.	128,818	2,963
	Presidio Inc.	178,497	2,947
	TTEC Holdings Inc.	63,593	2,921
*	Unisys Corp.	243,303	2,769
	Cass Information Systems Inc.	48,162	2,720
*,^	Tucows Inc. Class A	37,229	2,113
*	Limelight Networks Inc.	454,101	1,939
	Hackett Group Inc.	100,405	1,539
*,^	GreenSky Inc. Class A	205,452	1,528
*	International Money Express Inc.	88,629	1,204
*,^	Paysign Inc.	111,302	1,142
*,^	GTT Communications Inc.	118,893	1,055
*	Endurance International Group Holdings Inc.	253,876	1,028
*	Exela Technologies Inc.	233,168	75
			6,212,090
Semiconductors & Semiconductor Equipment (17.6%)
	Intel Corp.	17,318,804	1,005,357
	Broadcom Inc.	1,555,958	492,009
	NVIDIA Corp.	2,261,531	490,164
	Texas Instruments Inc.	3,649,693	438,730
	QUALCOMM Inc.	4,751,969	397,027
	Applied Materials Inc.	3,611,441	209,102
*	Micron Technology Inc.	4,314,872	205,000
	Analog Devices Inc.	1,444,212	163,124
*	Advanced Micro Devices Inc.	4,031,053	157,816
	Lam Research Corp.	565,208	150,814
	KLA Corp.	622,630	102,024
	Xilinx Inc.	987,687	91,638

	Microchip Technology Inc.	930,489	87,968
	Skyworks Solutions Inc.	671,200	65,979
	Marvell Technology Group Ltd.	2,454,552	64,727
	Maxim Integrated Products Inc.	1,060,462	60,096
*	Qorvo Inc.	460,498	47,988
	Teradyne Inc.	664,357	41,582
*	ON Semiconductor Corp.	1,604,635	34,451
	Cypress Semiconductor Corp.	1,443,482	33,850
	Universal Display Corp.	165,679	32,178
	Monolithic Power Systems Inc.	160,580	25,802
	Entegris Inc.	528,415	25,005
	MKS Instruments Inc.	212,951	22,632
*	Mellanox Technologies Ltd.	181,975	20,909
*	Cree Inc.	418,097	18,484
*	Silicon Laboratories Inc.	169,429	17,948
*	First Solar Inc.	308,970	17,067
*	Cirrus Logic Inc.	227,289	16,297
	Cabot Microelectronics Corp.	113,510	15,143
*	SolarEdge Technologies Inc.	168,770	13,773
	Brooks Automation Inc.	282,329	12,640
*	Semtech Corp.	260,069	12,603
*	Inphi Corp.	159,775	11,125
	Power Integrations Inc.	114,643	10,489
*	Advanced Energy Industries Inc.	149,759	9,616
*	Lattice Semiconductor Corp.	492,616	9,305
*	Diodes Inc.	169,445	7,818
*	Synaptics Inc.	128,691	7,356
*,^	Enphase Energy Inc	333,397	7,291
*	FormFactor Inc.	294,815	6,822
*	Onto Innovation Inc.	194,565	6,530
*	Ambarella Inc.	114,887	6,289
	Kulicke & Soffa Industries Inc.	247,943	6,221
*	Rambus Inc.	434,324	5,668
*	MaxLinear Inc.	264,428	5,254
*	Amkor Technology Inc.	421,632	5,098
*	MACOM Technology Solutions Holdings Inc.	180,686	4,457
	Xperi Corp.	192,755	3,815
*	Ultra Clean Holdings Inc.	154,572	3,438
*	Photronics Inc.	263,146	3,095
	Cohu Inc.	160,642	2,850
*	Ichor Holdings Ltd.	87,505	2,761
*	Axcelis Technologies Inc.	125,359	2,688
*	SunPower Corp.	352,552	2,641
*	Veeco Instruments Inc.	191,380	2,620
*	CEVA Inc.	85,869	2,226
*	Impinj Inc.	64,761	2,044
*	PDF Solutions Inc.	107,793	1,707
*	SMART Global Holdings Inc.	54,147	1,668
	NVE Corp.	18,936	1,204
*	NeoPhotonics Corp.	141,158	1,157
*	Alpha & Omega Semiconductor Ltd.	75,362	896
			4,734,076
Software (31.6%)
	Microsoft Corp.	28,355,434	4,292,446
*	Adobe Inc.	1,897,691	587,392
*	salesforce.com Inc.	3,256,682	530,481
	Oracle Corp.	9,130,251	512,572

Intuit Inc.	1,016,568	263,179
* ServiceNow Inc.	732,676	207,377
* Autodesk Inc.	858,503	155,303
* Workday Inc. Class A	640,966	114,810
* Splunk Inc.	587,000	87,592
* Palo Alto Networks Inc.	375,162	85,244
* ANSYS Inc.	328,751	83,730
* Synopsys Inc.	587,446	82,853
* Cadence Design Systems Inc.	1,095,100	76,931
NortonLifeLock Inc.	2,415,884	60,155
* Fortinet Inc.	568,137	59,717
Citrix Systems Inc.	511,627	57,717
* Paycom Software Inc.	194,081	53,724
SS&C Technologies Holdings Inc.	892,694	53,606
VMware Inc. Class A	320,228	49,834
* RingCentral Inc. Class A	280,443	48,368
* Tyler Technologies Inc.	150,821	43,764
* Fair Isaac Corp.	112,920	41,526
* Guidewire Software Inc.	321,080	39,117
* Trade Desk Inc. Class A	144,996	38,183
* Coupa Software Inc.	229,374	35,207
* Zendesk Inc.	433,781	34,269
* Aspen Technology Inc.	269,582	33,806
* PTC Inc.	427,700	32,762
* DocuSign Inc. Class A	407,614	29,026
* Proofpoint Inc.	219,176	26,014
CDK Global Inc.	473,797	25,372
* HubSpot Inc.	157,800	23,828
* Nutanix Inc.	614,597	22,955
* Alteryx Inc. Class A	193,493	21,967
* Manhattan Associates Inc.	251,448	20,998
* Anaplan Inc.	382,167	20,606
* Nuance Communications Inc.	1,116,808	20,024
j2 Global Inc.	181,676	17,626
* RealPage Inc.	314,627	17,314
* Dropbox Inc. Class A	932,725	17,246
* ACI Worldwide Inc.	455,948	17,098
* Smartsheet Inc. Class A	347,891	16,500
* Paylocity Holding Corp.	134,846	16,494
* Five9 Inc.	237,033	16,159
Blackbaud Inc.	192,214	15,931
LogMeIn Inc.	193,286	15,072
* Envestnet Inc.	203,955	14,524
* Q2 Holdings Inc.	167,430	14,136
* FireEye Inc.	838,996	14,062
* New Relic Inc.	194,042	13,199
* Zscaler Inc.	245,565	12,801
* Verint Systems Inc.	257,116	12,498
* Cornerstone OnDemand Inc.	201,560	12,430
* Zoom Video Communications Inc. Class A	164,921	12,287
Pegasystems Inc.	154,658	12,005
* Teradata Corp.	446,146	11,850
* Qualys Inc.	130,350	11,407
* Everbridge Inc.	124,618	10,959
* Ceridian HCM Holding Inc.	166,706	10,062
* Box Inc.	548,491	10,004
* LivePerson Inc.	243,307	9,657

*	Varonis Systems Inc.	118,551	9,260
*	Rapid7 Inc.	162,242	9,097
*	PROS Holdings Inc.	141,397	8,808
*	Mimecast Ltd.	193,112	8,565
*	CommVault Systems Inc.	167,785	8,493
*	Bottomline Technologies DE Inc.	171,439	8,484
*,^	Cloudera Inc.	857,454	8,472
*	Elastic NV	104,645	8,310
*	Blackline Inc.	151,365	8,146
*	SPS Commerce Inc.	141,509	7,971
*	8x8 Inc.	387,926	7,960
*	SailPoint Technologies Holding Inc.	313,506	7,847
	Progress Software Corp.	174,810	7,344
*	Instructure Inc.	123,437	6,572
*	Appfolio Inc.	57,516	6,495
*	Alarm.com Holdings Inc.	141,610	6,177
*	2U Inc.	247,349	6,169
*	Avaya Holdings Corp.	433,950	5,542
*	Workiva Inc. Class A	124,406	5,395
*	Pluralsight Inc. Class A	296,563	5,039
*	ForeScout Technologies Inc.	135,431	4,852
*	Zuora Inc. Class A	304,085	4,847
*	MicroStrategy Inc. Class A	32,069	4,821
*	Altair Engineering Inc. Class A	139,759	4,636
*	Pivotal Software Inc. Class A	290,992	4,371
*	Yext Inc.	242,173	4,180
*	Appian Corp. Class A	92,359	3,979
	TiVo Corp.	491,583	3,839
	Ebix Inc.	95,356	3,316
*	Upland Software Inc.	83,867	3,246
*	Cision Ltd.	319,042	3,171
*	Tenable Holdings Inc.	113,591	3,084
*	Model N Inc.	95,875	2,917
*	Digital Turbine Inc.	288,732	2,564
*	Benefitfocus Inc.	102,720	2,463
*	OneSpan Inc.	127,244	2,373
	QAD Inc. Class A	41,729	2,133
	American Software Inc. Class A	115,404	1,825
*	SVMK Inc.	103,981	1,775
*	PagerDuty Inc.	58,967	1,536
*	A10 Networks Inc.	211,204	1,409
*	MobileIron Inc.	256,390	1,238
*	Intelligent Systems Corp.	20,527	894
*	Domo Inc.	43,565	819
*	ShotSpotter Inc.	31,911	782
*	Cerence Inc.	1,581	25
			8,525,017
Technology Hardware, Storage & Peripherals (19.2%)
	Apple Inc.	17,668,903	4,722,014
	HP Inc.	5,793,743	116,338
	Hewlett Packard Enterprise Co.	5,104,968	80,812
	Western Digital Corp.	1,156,913	58,228
	Seagate Technology plc	946,798	56,505
	NetApp Inc.	930,380	56,372
	Xerox Holdings Corp.	778,637	30,312
*	Dell Technologies Inc.	618,831	30,007
*	NCR Corp.	470,641	15,451

* Pure Storage Inc. Class A			890,295	14,307
*,^ 3D Systems Corp.			461,705	3,920
* Diebold Nixdorf Inc.			287,236	2,088
				5,186,354
Total Common Stocks (Cost $18,851,914)				26,831,227
	Coupon
Temporary Cash Investments (0.4%)1
2,3 Vanguard Market Liquidity Fund	1.841%		1,072,564	107,278
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.997%	12/26/19	1,000	999
Total Temporary Cash Investments (Cost $108,256)				108,277
Total Investments (99.9%) (Cost $18,960,170)				26,939,504
Other Assets and Liabilities-Net (0.1%)3,4				16,339
Net Assets (100%)				26,955,843

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,764,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $19,199,000 was received for securities on loan.
4 Securities with a value of $999,000 and cash of $251,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index			December 2019	172	28,956	1,051

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc. Class A	9/2/20	BOANA	89,430	(1.685)	2,870	—
1 Payment received/paid monthly.
BOANA—Bank of America, N.A.

Information Technology Index Fund

At November 30, 2019, a counterparty had deposited in a segregated account cash of $2,790,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial

Information Technology Index Fund

strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivative as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,831,227	—	—
Temporary Cash Investments	107,278	999	—
Futures Contracts—Liabilities[1]	(128)	—	—
Swap Contracts—Assets	—	2,870	—
Total	26,938,377	3,869	—

1 Represents variation margin on the last day of the reporting period.